Shareholder's capital - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 10,920	$ 8,395
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	980	939
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	960	821
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	562	592
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 8,418	$ 6,043